Offerings	Aug. 27, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	N/A
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.00%
Amount of Registration Fee	$ 0.00
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Other
Security Class Title	N/A
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Fee Rate	0.00%
Amount of Registration Fee	$ 0.00
Offering: 3
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Class A common stock, $0.0001 par value per share
Maximum Aggregate Offering Price	$ 59,813,263.39
Carry Forward Form Type	S-3
Carry Forward File Number	333-267120
Carry Forward Initial Effective Date	Sep. 07, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 27,810.00
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act, securities with a maximum aggregate price of $59,813,263.39 registered hereunder are unsold securities (the “Unsold Securities”) previously covered by the registrant’s registration statement on Form S-3 (File No. 333-267120) which was initially filed with the Securities and Exchange Commission on August 26, 2022 and became effective on September 7, 2022 (the “Prior Registration Statement”), and are hereby included in the registrant’s Registration Statement on Form S-3ASR (File No. 333-285653), which was filed and became effective on March 7, 2025 (the “Registration Statement”). The registrant paid a filing fee of $27,810.00 (calculated at the filing fee rate in effect at the time of the filing of the Prior Registration Statement) relating to the Unsold Securities under the Prior Registration Statement. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of this prospectus supplement to the Registration Statement.